Cover	Feb. 03, 2022
Document Information [Line Items]
Entity Address, Postal Zip Code	94103
Entity Address, State or Province	CA
Entity Address, City or Town	San Francisco,
Document Type	8-K
Document Period End Date	Feb. 03, 2022
Entity Registrant Name	SONDER HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39907
Entity Tax Identification Number	85-2097088
City Area Code	617
Local Phone Number	300-0956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	101 15th Street
Entity Central Index Key	0001819395
Amendment Flag	false
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Security Exchange Name	NASDAQ
Trading Symbol	SONDW
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ
Trading Symbol	SOND